UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

      /s/ Robert Cassel               Columbia, MD             January 30, 2012
      -----------------               ------------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          169
                                         -----------

Form 13F Information Table Value Total:  $   172,377
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
-----------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                     TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ----------------
          NAME OF ISSUER              CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
-----------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ ----
NASDAQ 100 Tr ETF                    ETF       631100104          804       14,397  SH   N/A   Yes         N/A      Yes  N/A    N/A
G-REIT INC NSA                       Equities  36299C107            2        2,101  SH   N/A   Yes         N/A      Yes  N/A    N/A
Apple Computer Inc                   Equities  37833100           412        1,017  SH   N/A   Yes         N/A      Yes  N/A    N/A
Aegon NV 6.50% Tr Pfd                Equities  7924400            851       42,999  SH   N/A   Yes         N/A      Yes  N/A    N/A
AES TR III 6.75% Tr Pfd Conv         Equities  00808N202           10          200  SH   N/A   Yes         N/A      Yes  N/A    N/A
Amgen                                Equities  031162100        2,410       37,535  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ameritrade Holding Corp. New         Equities  03074K100           75        4,806  SH   N/A   Yes         N/A      Yes  N/A    N/A
Apache Corp.                         Equities  037411105           91        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Accuray Inc COM                      Equities  4397105              1          164  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ares Capital Corp                    Equities  04010L103        1,347       87,154  SH   N/A   Yes         N/A      Yes  N/A    N/A
American Scientific Resources        Equities  029441201            0        1,085  SH   N/A   Yes         N/A      Yes  N/A    N/A
Avon Products, Inc.                  Equities  054303102            2          100  SH   N/A   Yes         N/A      Yes  N/A    N/A
American Express Co                  Equities  025816109           12          250  SH   N/A   Yes         N/A      Yes  N/A    N/A
Boeing                               Equities  097023105            6           76  SH   N/A   Yes         N/A      Yes  N/A    N/A
BankAmerica Corp                     Equities  060505104          148       26,575  SH   N/A   Yes         N/A      Yes  N/A    N/A
BAC Capital Trust II Prf Calla       Equities  055188205           13          600  SH   N/A   Yes         N/A      Yes  N/A    N/A
Bayer AG                             Equities  072730302        1,545       24,220  SH   N/A   Yes         N/A      Yes  N/A    N/A
Barclay's PCL 7.1% Pfd               Equities  06739H776        1,224       61,900  SH   N/A   Yes         N/A      Yes  N/A    N/A
BHP Billiton Ltd. ADR                Equities  088606108           32          450  SH   N/A   Yes         N/A      Yes  N/A    N/A
Bank of New York                     Equities  064058100           11          566  SH   N/A   Yes         N/A      Yes  N/A    N/A
Bristol Meyers                       Equities  110122108        4,551      129,149  SH   N/A   Yes         N/A      Yes  N/A    N/A
BP Amoco PLC                         Equities  055622104            4          102  SH   N/A   Yes         N/A      Yes  N/A    N/A
Buckeye Ptnrs LP                     Equities  118230101        3,668       57,330  SH   N/A   Yes         N/A      Yes  N/A    N/A
Berkshire Hathaway CL B              Equities  084670207           88        1,150  SH   N/A   Yes         N/A      Yes  N/A    N/A
Cheesecake Factory INC               Equities  163072101           44        1,486  SH   N/A   Yes         N/A      Yes  N/A    N/A
Cal-Maine Foods, Inc                 Equities  128030202        4,728      129,293  SH   N/A   Yes         N/A      Yes  N/A    N/A
Caterpillar Inc                      Equities  149123101        3,126       34,498  SH   N/A   Yes         N/A      Yes  N/A    N/A
Chesapeake Energy Corp               Equities  165167107           79        3,550  SH   N/A   Yes         N/A      Yes  N/A    N/A
Colgate Palmolive Co                 Equities  194162103        3,905       42,262  SH   N/A   Yes         N/A      Yes  N/A    N/A
Comcast Corp-CL A                    Equities  20030N101            0            4  SH   N/A   Yes         N/A      Yes  N/A    N/A
Rockwell Collins Inc                 Equities  774341101           17          304  SH   N/A   Yes         N/A      Yes  N/A    N/A
ConocoPhillips                       Equities  20825C104        4,183       57,402  SH   N/A   Yes         N/A      Yes  N/A    N/A
Campbell Soup Co.                    Equities  134429109        1,692       50,892  SH   N/A   Yes         N/A      Yes  N/A    N/A
Calpine INC COM                      Equities  131347106            8          490  SH   N/A   Yes         N/A      Yes  N/A    N/A
Citigroup Cap XX Pfd 7.875% Ca       Equities  173085200            8          300  SH   N/A   Yes         N/A      Yes  N/A    N/A
Copart, Inc.                         Equities  217204106        3,484       72,750  SH   N/A   Yes         N/A      Yes  N/A    N/A
Cisco Systems                        Equities  17275R102        2,504      138,495  SH   N/A   Yes         N/A      Yes  N/A    N/A
CoStar Group Inc                     Equities  22160N109           20          300  SH   N/A   Yes         N/A      Yes  N/A    N/A
Chevron Texaco Corp                  Equities  166764100           56          530  SH   N/A   Yes         N/A      Yes  N/A    N/A
Dominion Res Inc VA                  Equities  25746U109        5,410      101,925  SH   N/A   Yes         N/A      Yes  N/A    N/A
Du Pont E I De Nemours               Equities  263534307            5          116  SH   N/A   Yes         N/A      Yes  N/A    N/A
Dupont E I DE Nemours & CO $4.       Equities  263534307            2           20  SH   N/A   Yes         N/A      Yes  N/A    N/A
Diamonds Tr Ser. I                   ETF       252787106            6           50  SH   N/A   Yes         N/A      Yes  N/A    N/A
Digital Realty Tr.,Inc               Equities  253868103        3,254       48,810  SH   N/A   Yes         N/A      Yes  N/A    N/A
Dow Chemical Co                      Equities  260543103        2,512       87,330  SH   N/A   Yes         N/A      Yes  N/A    N/A
DirecTV Group Inc                    Equities  25459L106            8          195  SH   N/A   Yes         N/A      Yes  N/A    N/A
Duke Energy                          Equities  26441C105          300       13,643  SH   N/A   Yes         N/A      Yes  N/A    N/A
Devon Energy Corp                    Equities  25179M103           62        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ishares Tr Dow Jones Sel Divid       ETF       464287168        1,345       25,008  SH   N/A   Yes         N/A      Yes  N/A    N/A
Deutsche Bk Cont 6.55% Pfd           Equities  25153X208        1,409       75,575  SH   N/A   Yes         N/A      Yes  N/A    N/A
Consolidated Edison                  Equities  209115104        1,367       22,032  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShares MSCI EAFE Idx ETF            ETF       464287465        1,885       38,057  SH   N/A   Yes         N/A      Yes  N/A    N/A
Eagle Bancorp INC (MD) COM           Equities  268948106            5          350  SH   N/A   Yes         N/A      Yes  N/A    N/A
Templeton Emerging Mkts              ETF       880191101            6          357  SH   N/A   Yes         N/A      Yes  N/A    N/A
Gugggenheim Canadian Energy In       Equities  18383Q606            7          400  SH   N/A   Yes         N/A      Yes  N/A    N/A
Express Scripts Cl A                 Equities  302182100        1,606       35,945  SH   N/A   Yes         N/A      Yes  N/A    N/A
IShares MSCI Canada Indx Fd ET       ETF       464286509            9          350  SH   N/A   Yes         N/A      Yes  N/A    N/A
Corporate Executive Brd              Equities  21988R102          792       20,795  SH   N/A   Yes         N/A      Yes  N/A    N/A
Exelon Corp                          Equities  30161N101        3,289       75,843  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ford                                 Equities  345370860           10          960  SH   N/A   Yes         N/A      Yes  N/A    N/A
AberdeenAsia PacificPrime            Equities  318653102        7,784    1,061,898  SH   N/A   Yes         N/A      Yes  N/A    N/A
Freeport-McMoRan Copper & Gold       Equities  35671D857           63        1,700  SH   N/A   Yes         N/A      Yes  N/A    N/A
Frontier Communications Corp         Equities  35906A108            0           60  SH   N/A   Yes         N/A      Yes  N/A    N/A
Cedar Fair LP                        Equities  150185106           22        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Currency Shares Aus Dollar Tru       ETF       23129U101          316        3,075  SH   N/A   Yes         N/A      Yes  N/A    N/A
General Electric                     Equities  369604103           34        1,883  SH   N/A   Yes         N/A      Yes  N/A    N/A
SPDR Gold Shares ETF                 ETF       78463V107           99          650  SH   N/A   Yes         N/A      Yes  N/A    N/A
Gentex Corp Com                      Equities  371901109        2,290       77,380  SH   N/A   Yes         N/A      Yes  N/A    N/A
Google, Inc. CL A                    Equities  38259P508           55           85  SH   N/A   Yes         N/A      Yes  N/A    N/A
Home Depot Inc                       Equities  437076102           12          296  SH   N/A   Yes         N/A      Yes  N/A    N/A
Heinz HJ Co                          Equities  423074103        4,711       87,171  SH   N/A   Yes         N/A      Yes  N/A    N/A
H & R Block                          Equities  093671105            0            8  SH   N/A   Yes         N/A      Yes  N/A    N/A
Int'l. Business Machines             Equities  459200101          532        2,895  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Chn &Steers Rlty ETF           ETF       464287564          186        2,650  SH   N/A   Yes         N/A      Yes  N/A    N/A
ING Groep 7.375% NV Pfd              Equities  456837707          176        9,525  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs S&P Sm Cp 600 Idx ETF          ETF       464287804           29          425  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs S&P Sm Cp 600 VL ETF           ETF       464287879            8          110  SH   N/A   Yes         N/A      Yes  N/A    N/A
Bank of America Corp 6.5%            Equities  060505401            9          400  SH   N/A   Yes         N/A      Yes  N/A    N/A
Intel Corp                           Equities  458140100        3,371      139,027  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Russell 100 Val ETF            ETF       464287598           46          725  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Rssl 2000 Idx Fd ETF           ETF       464287655            9          118  SH   N/A   Yes         N/A      Yes  N/A    N/A
Ishrs Rusll 2000 SmCap Gr Idx        ETF       464287648          136        1,615  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Russ MidCap Idx ETF            ETF       464287499          502        5,105  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Rusl MidCp VL Idx ETF          ETF       464287473          188        4,340  SH   N/A   Yes         N/A      Yes  N/A    N/A
Johnson Controls, Inc.               Equities  478366107        2,997       95,882  SH   N/A   Yes         N/A      Yes  N/A    N/A
John Hancock Investors Trust         Equities  410142103           22        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
JP Morgan                            Equities  46625H100           47        1,425  SH   N/A   Yes         N/A      Yes  N/A    N/A
JPMorgan Cap Tr 7% Pfd               Equities  46623D200           26        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Kinder Morgan Energy Prtnrs          Equities  494550106        3,438       40,475  SH   N/A   Yes         N/A      Yes  N/A    N/A
Coca-Cola                            Equities  191216100           45          650  SH   N/A   Yes         N/A      Yes  N/A    N/A
Kohl's Corp                          Equities  500255104        2,112       42,803  SH   N/A   Yes         N/A      Yes  N/A    N/A
Lab Corp of America                  Equities  50540R409        1,986       23,105  SH   N/A   Yes         N/A      Yes  N/A    N/A
Lockheed Martin Corp                 Equities  539830109           14          169  SH   N/A   Yes         N/A      Yes  N/A    N/A
Level 3 Comm. INC                    Equities  52729N100            0            2  SH   N/A   Yes         N/A      Yes  N/A    N/A
Live Nation                          Equities  538034109            2          300  SH   N/A   Yes         N/A      Yes  N/A    N/A
Main Stree Capital Corp.             Equities  56035L104            6          300  SH   N/A   Yes         N/A      Yes  N/A    N/A
McDonald's                           Equities  580135101           57          571  SH   N/A   Yes         N/A      Yes  N/A    N/A
Allscripts Hlthcare Sol              Equities  01988P108        2,817      148,728  SH   N/A   Yes         N/A      Yes  N/A    N/A
Medtronic Inc.                       Equities  585055106           12          310  SH   N/A   Yes         N/A      Yes  N/A    N/A
S&P Mid Cap 400 ETF                  ETF       78467Y107          418        2,618  SH   N/A   Yes         N/A      Yes  N/A    N/A
McCormick                            Equities  579780206        4,189       83,082  SH   N/A   Yes         N/A      Yes  N/A    N/A
McCormick & Co Inc Voting            Equities  579780107           18          350  SH   N/A   Yes         N/A      Yes  N/A    N/A
3M Company                           Equities  88579Y101        3,233       39,562  SH   N/A   Yes         N/A      Yes  N/A    N/A
Altria Group Inc.                    Equities  02209S103            3          100  SH   N/A   Yes         N/A      Yes  N/A    N/A
Marathon Pete Corp COM               Equities  56585A102        2,040       61,282  SH   N/A   Yes         N/A      Yes  N/A    N/A
Merck & Co Inc                       Equities  589331107           19          500  SH   N/A   Yes         N/A      Yes  N/A    N/A
Marathon Oil                         Equities  565849106        3,191      109,012  SH   N/A   Yes         N/A      Yes  N/A    N/A
Microsoft                            Equities  594918104          295       11,370  SH   N/A   Yes         N/A      Yes  N/A    N/A
Martha Stewart Liv Cl A              Equities  573083102            0           30  SH   N/A   Yes         N/A      Yes  N/A    N/A
M&T Bank Corp.                       Equities  55261F104           56          729  SH   N/A   Yes         N/A      Yes  N/A    N/A
M&T Cap Trust IV Pfd 8.5% Call       Equities  55292C203           21          800  SH   N/A   Yes         N/A      Yes  N/A    N/A
Microvision                          Equities  594960106            0        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Mylan Labs                           Equities  628530107        2,364      110,150  SH   N/A   Yes         N/A      Yes  N/A    N/A
Nuveen MD Div Advtge Mun Fd          ETF       67069R107            2          110  SH   N/A   Yes         N/A      Yes  N/A    N/A
NII Holdings, Inc.                   Equities  62913F201        1,629       76,470  SH   N/A   Yes         N/A      Yes  N/A    N/A
Nuveen MD Prem Income Mun Fd         ETF       67061Q107           15        1,036  SH   N/A   Yes         N/A      Yes  N/A    N/A
Northern Trust Co                    Equities  665859104        1,472       37,123  SH   N/A   Yes         N/A      Yes  N/A    N/A
Nuveen MD Divi Ad Mun Fd             ETF       67070V105           28        2,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Corporate Office Prptys.             Equities  22002T108          120        5,646  SH   N/A   Yes         N/A      Yes  N/A    N/A
Olin Corp.                           Equities  680665205        2,660      135,391  SH   N/A   Yes         N/A      Yes  N/A    N/A
Old Nat'l Bank Corp Ind Co           Equities  680033107           47        4,057  SH   N/A   Yes         N/A      Yes  N/A    N/A
Oracle Corporation                   Equities  68389X105           21          825  SH   N/A   Yes         N/A      Yes  N/A    N/A
Plains All Amer Pipeline LP          Equities  726503105        5,637       76,740  SH   N/A   Yes         N/A      Yes  N/A    N/A
Plum Creek Timber Co                 Equities  729251108           37        1,010  SH   N/A   Yes         N/A      Yes  N/A    N/A
Pepsico Incorporated                 Equities  713448108        4,657       70,189  SH   N/A   Yes         N/A      Yes  N/A    N/A
Proctor & Gamble                     Equities  742718109          187        2,805  SH   N/A   Yes         N/A      Yes  N/A    N/A
Parker Hannifin Corp.                Equities  701094104        1,415       18,555  SH   N/A   Yes         N/A      Yes  N/A    N/A
Philip Morris                        Equities  718172109            8          100  SH   N/A   Yes         N/A      Yes  N/A    N/A
PNC Bank Corp                        Equities  693475105           46          800  SH   N/A   Yes         N/A      Yes  N/A    N/A
Panera Bread A                       Equities  69840W108           14          100  SH   N/A   Yes         N/A      Yes  N/A    N/A
Market Vectors Prerefunded Mun       ETF       57060U738          647       25,690  SH   N/A   Yes         N/A      Yes  N/A    N/A
Quantum Fuel Systems Tech Co         Equities  74765E109            0           40  SH   N/A   Yes         N/A      Yes  N/A    N/A
Cohen & Steers REIT & PIF            ETF       19247X100           61        4,300  SH   N/A   Yes         N/A      Yes  N/A    N/A
Rockwell Automation Inc.             Equities  773903109        3,700       50,436  SH   N/A   Yes         N/A      Yes  N/A    N/A
Range Resources Corp Com             Equities  75281A109           50          800  SH   N/A   Yes         N/A      Yes  N/A    N/A
Rayonier Inc.                        Equities  754907103        4,143       92,827  SH   N/A   Yes         N/A      Yes  N/A    N/A
Starbucks                            Equities  855244109            9          200  SH   N/A   Yes         N/A      Yes  N/A    N/A
Sirius Satellite Radio               Equities  82967N108            5        2,680  SH   N/A   Yes         N/A      Yes  N/A    N/A
The Southern Company                 Equities  842587107           46        1,000  SH   N/A   Yes         N/A      Yes  N/A    N/A
Suburban Propane LP                  Equities  864482104        2,094       43,985  SH   N/A   Yes         N/A      Yes  N/A    N/A
S & P Depository Recpts              ETF       78462F103           34          267  SH   N/A   Yes         N/A      Yes  N/A    N/A
St. Jude Medical, Inc.               Equities  790849103        2,241       65,327  SH   N/A   Yes         N/A      Yes  N/A    N/A
State Street Boston                  Equities  857477103        3,500       86,827  SH   N/A   Yes         N/A      Yes  N/A    N/A
Stryker Corp                         Equities  863667101        3,232       65,011  SH   N/A   Yes         N/A      Yes  N/A    N/A
AT&T                                 Equities  00206R102            5          150  SH   N/A   Yes         N/A      Yes  N/A    N/A
Target Corp                          Equities  87612E106        2,251       43,945  SH   N/A   Yes         N/A      Yes  N/A    N/A
iShrs Lehman 20YR Trsy ETF           ETF       464287432           17          140  SH   N/A   Yes         N/A      Yes  N/A    N/A
Tower Bankcorp Inc.                  Equities  891709107           18          619  SH   N/A   Yes         N/A      Yes  N/A    N/A
Texas Instruments                    Equities  882508104        3,301      113,386  SH   N/A   Yes         N/A      Yes  N/A    N/A
UIL Holdings Corp                    Equities  902748102           11          317  SH   N/A   Yes         N/A      Yes  N/A    N/A
Union Pacific                        Equities  907818108           28          264  SH   N/A   Yes         N/A      Yes  N/A    N/A
United Technologies Corp             Equities  913017109        2,936       40,163  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Materials Index             ETF       92204A801            7          102  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vgd Sm Cap Value ETF                 ETF       922908611          563        8,978  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Financials Index            ETF       92204A405           43        1,545  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vornado Realty Trust PFD 6.625       Equities  929042877            3          133  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Reit Index ETF              ETF       922908553            9          160  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Mid Cap ETF                 ETF       922908629          227        3,157  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vodafone Group PLC ADS               Equities  92857W100            5          175  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Lg Cap ETF                  ETF       922908637        2,543       44,373  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vanguard Lg Cap ETF                  ETF       922908637           26          450  SH   N/A   Yes         N/A      Yes  N/A    N/A
Vng'd Emerg Mkts Stk ETF             ETF       922042858        3,540       92,655  SH   N/A   Yes         N/A      Yes  N/A    N/A
Verizon Communications               Equities  92343V104           18          450  SH   N/A   Yes         N/A      Yes  N/A    N/A
Websense Inc.                        Equities  947684106        2,197      117,320  SH   N/A   Yes         N/A      Yes  N/A    N/A
Wells Fargo                          Equities  949746101          811       29,422  SH   N/A   Yes         N/A      Yes  N/A    N/A
Washington Real Estate               Equities  939653101            7          265  SH   N/A   Yes         N/A      Yes  N/A    N/A
AMEX SPDR Consumer Staples Ind       ETF       91369Y308           58        1,800  SH   N/A   Yes         N/A      Yes  N/A    N/A
AMEX Hlthcare Selct ETF              ETF       81369Y209          562       16,195  SH   N/A   Yes         N/A      Yes  N/A    N/A
Exxon Mobil Corp                     Equities  30231G102          979       11,549  SH   N/A   Yes         N/A      Yes  N/A    N/A